Schedule of Investments (unaudited)	iShares® MSCI BIC ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.8%
Ambev SA	108,158	$331,809
Americanas SA	17,044	34,683
Atacadao SA	7,003	21,551
B3 SA - Brasil, Bolsa, Balcao	153,455	376,441
Banco Bradesco SA	23,829	63,185
Banco BTG Pactual SA	31,868	154,570
Banco do Brasil SA	21,103	143,470
Banco Santander Brasil SA	8,742	46,596
BB Seguridade Participacoes SA	18,330	110,630
BRF SA(a)	13,771	24,998
CCR SA	28,670	65,248
Centrais Eletricas Brasileiras SA	29,820	272,953
Cia. de Saneamento Basico do Estado de Sao Paulo	8,225	95,558
Cia. Siderurgica Nacional SA	15,933	44,581
Cosan SA	31,725	110,226
CPFL Energia SA	5,781	38,879
Energisa SA	4,277	35,696
Engie Brasil Energia SA	7,823	59,547
Equatorial Energia SA	26,179	138,983
Hapvida Participacoes e Investimentos SA(b)	115,150	115,386
Hypera SA	11,045	94,586
JBS SA	20,821	88,470
Klabin SA	19,411	73,689
Localiza Rent a Car SA	18,565	215,009
Localiza Rent a Car SA, NVS(a)	56	616
Lojas Renner SA	24,205	107,980
Magazine Luiza SA(a)	74,495	48,952
Natura & Co. Holding SA	20,915	47,196
Petro Rio SA(a)	19,834	137,785
Petroleo Brasileiro SA	92,919	544,155
Raia Drogasil SA	23,359	103,756
Rede D’Or Sao Luiz SA(b)	9,635	57,669
Rumo SA	29,610	111,037
Sendas Distribuidora SA	19,176	74,090
Suzano SA	18,988	194,478
Telefonica Brasil SA	10,951	80,296
Tim SA	20,868	52,277
TOTVS SA	13,959	83,011
Ultrapar Participacoes SA	17,296	47,328
Vale SA	94,094	1,554,105
Vibra Energia SA	27,871	88,779
WEG SA	43,710	328,498
		6,418,752
Cayman Islands — 0.0%
Haichang Ocean Park Holdings Ltd.(a)(b)	40,000	16,541

China — 59.6%
360 DigiTech Inc.	1,786	28,022
360 Security Technology Inc., Class A	23,531	23,150
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	11,973
3SBio Inc.(b)	47,000	49,858
AAC Technologies Holdings Inc.(a)	24,500	57,290
Advanced Micro-Fabrication Equipment Inc., Class A(a)	2,300	32,614
AECC Aviation Power Co. Ltd., Class A	4,700	30,545
Agricultural Bank of China Ltd., Class A	112,800	46,154
Agricultural Bank of China Ltd., Class H	705,000	235,664
Aier Eye Hospital Group Co. Ltd., Class A	13,809	53,664
Air China Ltd., Class A(a)	18,800	28,084

Security	Shares	Value

China (continued)
Alibaba Group Holding Ltd.(a)	366,620	$3,989,982
Alibaba Health Information Technology Ltd.(a)	128,000	108,051
Aluminum Corp. of China Ltd., Class A	28,200	18,054
Aluminum Corp. of China Ltd., Class H	94,000	40,201
Anhui Conch Cement Co. Ltd., Class A	4,700	19,152
Anhui Conch Cement Co. Ltd., Class H	23,500	85,595
Anhui Gujing Distillery Co. Ltd., Class B	4,700	68,716
ANTA Sports Products Ltd.	29,440	349,901
Autohome Inc., ADR	1,833	54,807
AVIC Electromechanical Systems Co. Ltd., Class A	10,800	17,095
AVIC Industry-Finance Holdings Co. Ltd., Class A	42,399	20,599
AviChina Industry & Technology Co. Ltd., Class H	76,000	35,872
Baidu Inc.(a)	54,056	729,519
Bank of Beijing Co. Ltd., Class A	32,990	20,129
Bank of Chengdu Co. Ltd., Class A	4,700	10,298
Bank of China Ltd., Class A	52,800	23,640
Bank of China Ltd., Class H	1,927,000	682,926
Bank of Communications Co. Ltd., Class A	65,800	44,147
Bank of Communications Co. Ltd., Class H	188,200	106,634
Bank of Hangzhou Co. Ltd., Class A	14,199	26,777
Bank of Jiangsu Co. Ltd., Class A	18,860	19,938
Bank of Nanjing Co. Ltd., Class A	23,500	34,630
Bank of Ningbo Co. Ltd., Class A	10,310	47,354
Bank of Shanghai Co. Ltd., Class A	37,690	32,003
Baoshan Iron & Steel Co. Ltd., Class A	47,000	37,772
BBMG Corp., Class A	18,800	7,145
BeiGene Ltd., ADR(a)	1,222	234,147
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	14,100	18,690
Beijing Enlight Media Co. Ltd., Class A	9,400	11,115
Beijing Enterprises Water Group Ltd.	94,000	25,103
Beijing Kingsoft Office Software Inc., Class A	378	13,776
Beijing New Building Materials PLC, Class A	4,700	17,691
Beijing Originwater Technology Co. Ltd., Class A	23,500	17,119
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	70,500	49,599
Bilibili Inc.(a)	4,845	83,677
BOC Aviation Ltd.(b)	4,700	37,217
BOE Technology Group Co. Ltd., Class A	70,500	36,090
Bosideng International Holdings Ltd.	94,000	46,837
BYD Co. Ltd., Class A	3,900	147,939
BYD Co. Ltd., Class H	23,500	598,305
BYD Electronic International Co. Ltd.	24,500	81,675
Caitong Securities Co. Ltd., Class A	12,820	13,867
CGN Power Co. Ltd., Class H(b)	282,000	68,623
Changchun High & New Technology Industry Group Inc.,Class A	810	19,540
Changjiang Securities Co. Ltd., Class A	23,500	18,844
Chaozhou Three-Circle Group Co. Ltd., Class A	9,400	40,544
China Baoan Group Co. Ltd., Class A	9,400	17,666
China Cinda Asset Management Co. Ltd., Class H	141,000	18,550
China CITIC Bank Corp. Ltd., Class H	188,000	83,597
China Coal Energy Co. Ltd., Class H	47,000	43,700
China Communications Services Corp. Ltd., Class H	94,800	32,681
China Conch Venture Holdings Ltd.	47,000	107,557
China Construction Bank Corp., Class A	9,400	7,472
China Construction Bank Corp., Class H	2,397,370	1,450,888
China CSSC Holdings Ltd., Class A	9,400	33,648
China Eastern Airlines Corp. Ltd., Class A(a)	23,500	17,934
China Energy Engineering Corp. Ltd.	37,600	13,138
China Everbright Bank Co. Ltd., Class A	75,200	31,972
China Everbright Environment Group Ltd.	94,000	43,493

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Evergrande Group(a)(c)(d)	114,000	$15,672
China Feihe Ltd.(b)	96,000	78,509
China Galaxy Securities Co. Ltd., Class H	47,000	23,410
China Gas Holdings Ltd.	76,400	97,778
China Greatwall Technology Group Co. Ltd., Class A	9,400	16,078
China Hongqiao Group Ltd.	70,500	66,627
China International Capital Corp. Ltd., Class H(b)	37,600	70,923
China Jinmao Holdings Group Ltd.	152,000	36,003
China Jushi Co. Ltd., Class A.	9,473	19,419
China Lesso Group Holdings Ltd.	27,000	32,804
China Life Insurance Co. Ltd., Class A	4,793	24,717
China Life Insurance Co. Ltd., Class H	188,000	288,195
China Literature Ltd.(a)(b)	9,400	34,320
China Longyuan Power Group Corp. Ltd., Class H	94,000	115,931
China Medical System Holdings Ltd.	47,000	68,838
China Mengniu Dairy Co. Ltd.	94,000	422,782
China Merchants Bank Co. Ltd., Class A	32,300	161,375
China Merchants Bank Co. Ltd., Class H	94,456	479,747
China Merchants Port Holdings Co. Ltd.	48,000	70,062
China Merchants Securities Co. Ltd., Class A	14,150	27,232
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	10,581	23,109
China Minsheng Banking Corp. Ltd., Class A	47,000	23,525
China Minsheng Banking Corp. Ltd., Class H	141,000	48,746
China National Building Material Co. Ltd., Class H	94,000	83,814
China National Chemical Engineering Co. Ltd., Class A	18,800	22,555
China National Nuclear Power Co. Ltd., Class A	37,600	33,476
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,700	17,574
China Oilfield Services Ltd., Class H	68,000	85,964
China Overseas Land & Investment Ltd.	94,300	257,677
China Pacific Insurance Group Co. Ltd., Class A	9,400	32,686
China Pacific Insurance Group Co. Ltd., Class H	56,400	128,452
China Petroleum & Chemical Corp., Class A	47,000	30,276
China Petroleum & Chemical Corp., Class H	658,600	310,921
China Power International Development Ltd.	141,000	54,854
China Railway Group Ltd., Class A	32,900	27,574
China Railway Group Ltd., Class H	94,000	53,058
China Renewable Energy Investment Ltd.(c)	7,709	—
China Resources Beer Holdings Co. Ltd.	38,000	263,312
China Resources Cement Holdings Ltd.(d)	96,000	52,110
China Resources Gas Group Ltd.	18,800	66,752
China Resources Land Ltd.	94,444	438,684
China Resources Mixc Lifestyle Services Ltd.(b)	18,800	89,763
China Resources Pharmaceutical Group Ltd.(b)	47,000	38,510
China Resources Power Holdings Co. Ltd.	74,200	138,318
China Ruyi Holdings Ltd.(a)	188,000	41,969
China Shenhua Energy Co. Ltd., Class A	9,400	41,063
China Shenhua Energy Co. Ltd., Class H	70,500	218,511
China Southern Airlines Co. Ltd., Class A(a)	14,100	14,974
China Southern Airlines Co. Ltd., Class H(a)	46,000	27,208
China State Construction Engineering Corp. Ltd., Class A	70,500	59,171
China State Construction International Holdings Ltd.	94,000	113,508
China Taiping Insurance Holdings Co. Ltd.	37,640	38,525
China Three Gorges Renewables Group Co. Ltd., Class A	56,400	46,649
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	113,790
China Tower Corp. Ltd., Class H(b)	940,000	101,663
China Traditional Chinese Medicine Holdings Co. Ltd.	94,000	47,130
China United Network Communications Ltd., Class A	57,000	35,800
China Vanke Co. Ltd., Class A	14,138	37,802

Security	Shares	Value

China (continued)
China Vanke Co. Ltd., Class H	42,301	$87,799
China Yangtze Power Co. Ltd., Class A	37,656	113,610
China Zheshang Bank Co. Ltd., Class A(a)	28,200	11,839
Chinasoft International Ltd.	94,000	81,219
Chongqing Changan Automobile Co. Ltd., Class A	18,652	36,099
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,300	55,743
CITIC Ltd.	141,000	144,549
CITIC Securities Co. Ltd., Class A	18,975	53,768
CITIC Securities Co. Ltd., Class H	47,050	94,746
CMOC Group Ltd., Class A	42,300	28,178
CMOC Group Ltd., Class H	108,000	50,596
Contemporary Amperex Technology Co. Ltd., Class A	4,300	238,794
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	8,900	19,426
COSCO SHIPPING Holdings Co. Ltd., Class A	18,970	34,349
COSCO SHIPPING Holdings Co. Ltd., Class H	70,849	77,487
Country Garden Holdings Co. Ltd.	241,046	94,274
Country Garden Services Holdings Co. Ltd.	47,000	117,522
CRRC Corp. Ltd., Class A	45,600	34,833
CRRC Corp. Ltd., Class H	114,000	46,988
CSC Financial Co. Ltd., Class A	9,400	33,008
CSPC Pharmaceutical Group Ltd.	188,160	242,410
Dali Foods Group Co. Ltd.(b)	70,500	33,350
Daqin Railway Co. Ltd., Class A	23,500	22,899
Daqo New Energy Corp., ADR(a)	1,496	85,137
DHC Software Co. Ltd., Class A	23,500	19,993
Dongfang Electric Corp. Ltd., Class A	9,400	32,507
Dongfeng Motor Group Co. Ltd., Class H	94,000	52,956
Dongxing Securities Co. Ltd., Class A	9,499	11,196
Dongyue Group Ltd.	47,000	52,622
East Money Information Co. Ltd., Class A	23,374	62,333
ENN Energy Holdings Ltd.	19,500	276,336
ENN Natural Gas Co. Ltd., Class A	9,400	24,860
Eve Energy Co. Ltd., Class A	4,700	56,462
Everbright Securities Co. Ltd., Class A	9,497	21,888
Fangda Carbon New Material Co. Ltd., Class A(a)	18,840	17,333
Far East Horizon Ltd.	51,000	38,810
First Capital Securities Co. Ltd., Class A	9,400	8,045
Flat Glass Group Co. Ltd., Class A	4,700	23,654
Focus Media Information Technology Co. Ltd., Class A	32,939	28,325
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,351	53,566
Fosun International Ltd.	47,000	35,930
Founder Securities Co. Ltd., Class A	28,299	27,360
Foxconn Industrial Internet Co. Ltd., Class A	18,800	24,541
Fujian Sunner Development Co. Ltd., Class A	4,700	16,828
Fuyao Glass Industry Group Co. Ltd., Class A	4,700	24,917
Fuyao Glass Industry Group Co. Ltd., Class H(b)	19,600	86,908
Ganfeng Lithium Co. Ltd., Class H(b)(d)	4,000	35,396
Ganfeng Lithium Group Co. Ltd., Class A	4,700	54,027
GCL-Poly Energy Holdings Ltd.(a)	517,000	161,501
GD Power Development Co. Ltd., Class A(a)	51,700	33,388
GDS Holdings Ltd., Class A(a)	20,232	38,799
Geely Automobile Holdings Ltd.	141,000	210,712
GEM Co. Ltd., Class A	14,199	16,591
Gemdale Corp., Class A	9,400	15,620
Genscript Biotech Corp.(a)	42,000	108,784
GF Securities Co. Ltd., Class A	14,100	32,407
GF Securities Co. Ltd., Class H	18,800	27,428
GoerTek Inc., Class A	9,400	24,458
Great Wall Motor Co. Ltd., Class A	4,700	21,633

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Great Wall Motor Co. Ltd., Class H	70,500	$104,694
Gree Electric Appliances Inc. of Zhuhai, Class A	4,700	21,650
Greentown China Holdings Ltd.	23,500	40,391
Greentown Service Group Co. Ltd.	56,000	38,676
Guangdong Haid Group Co. Ltd., Class A	4,700	37,811
Guangdong Investment Ltd.	94,000	86,674
Guanghui Energy Co. Ltd., Class A	18,800	28,645
Guangzhou Automobile Group Co. Ltd., Class H	94,235	68,142
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	4,700	19,662
Guangzhou Tinci Materials Technology Co. Ltd., Class A	4,700	29,988
Guosen Securities Co. Ltd., Class A	18,800	24,483
Guotai Junan Securities Co. Ltd., Class A	18,800	37,495
Guoyuan Securities Co. Ltd., Class A	14,120	14,066
H World Group Ltd., ADR	4,841	185,313
Haidilao International Holding Ltd.(a)(b)	22,000	53,853
Haier Smart Home Co. Ltd., Class A	9,479	33,347
Haier Smart Home Co. Ltd., Class H(d)	56,400	187,708
Haitian International Holdings Ltd.	28,000	72,990
Haitong Securities Co. Ltd., Class A	14,100	17,965
Haitong Securities Co. Ltd., Class H	37,600	23,261
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	1,277
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	4,700	45,005
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,700	16,945
Hengan International Group Co. Ltd.	23,500	108,322
Hengli Petrochemical Co. Ltd., Class A	9,400	22,534
Hengyi Petrochemical Co. Ltd., Class A	28,230	28,929
Hesteel Co. Ltd., Class A	56,400	19,687
Hopson Development Holdings Ltd.	2,287	2,605
Huadian Power International Corp. Ltd., Class A	14,100	11,859
Huadong Medicine Co. Ltd., Class A	4,700	27,653
Hualan Biological Engineering Inc., Class A	4,750	13,897
Huaneng Power International Inc., Class A(a)	14,100	15,614
Huaneng Power International Inc., Class H(a)	94,000	43,709
Huatai Securities Co. Ltd., Class A	18,800	35,099
Huatai Securities Co. Ltd., Class H(b)	9,400	10,923
Huaxia Bank Co. Ltd., Class A	23,500	17,527
Huaxin Cement Co. Ltd., Class A	4,700	10,408
Huayu Automotive Systems Co. Ltd., Class A	9,499	25,096
Hunan Valin Steel Co. Ltd., Class A	14,100	9,702
Hundsun Technologies Inc., Class A	6,200	35,463
Hutchmed China Ltd., ADR(a)	92	1,116
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	9,400	60,247
Iflytek Co. Ltd., Class A	4,729	21,849
Industrial & Commercial Bank of China Ltd., Class A	94,000	57,437
Industrial & Commercial Bank of China Ltd., Class H	1,410,050	706,715
Industrial Bank Co. Ltd., Class A	18,800	47,508
Industrial Securities Co. Ltd., Class A(a)	18,600	16,150
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A.	75,200	21,359
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	37,600	22,522
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	9,400	38,585
Inner Mongolia Yitai Coal Co. Ltd., Class B	28,200	41,847
Innovent Biologics Inc.(a)(b)	23,500	94,901
Inspur Electronic Information Industry Co. Ltd., Class A	7,383	23,528
iQIYI Inc., ADR(a)(d)	7,305	21,696
JA Solar Technology Co. Ltd., Class A	6,700	56,140
JD Health International Inc.(a)(b)	28,200	253,366
JD.com Inc., Class A	54,070	1,543,578
Jiangsu Eastern Shenghong Co. Ltd., Class A	9,400	17,892

Security	Shares	Value

China (continued)
Jiangsu Expressway Co. Ltd., Class H	38,000	$34,233
Jiangsu Hengrui Medicine Co. Ltd., Class A	9,168	52,120
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,900	58,848
Jiangsu Zhongtian Technology Co. Ltd., Class A	9,400	22,522
Jiumaojiu International Holdings Ltd.(b)	28,000	71,898
JOYY Inc., ADR	1,269	38,654
Kanzhun Ltd., ADR(a)	4,888	91,992
KE Holdings Inc., ADR(a)	16,544	279,924
Kingboard Holdings Ltd.	23,500	77,796
Kingboard Laminates Holdings Ltd.(d)	23,500	24,813
Kingdee International Software Group Co. Ltd.(a)(d)	47,000	79,313
Kingsoft Corp. Ltd.	27,600	88,189
Kuaishou Technology(a)(b)	42,300	318,701
Kunlun Energy Co. Ltd.	94,000	72,929
Kweichow Moutai Co. Ltd., Class A	2,000	456,889
LB Group Co. Ltd., Class A	4,700	12,026
Legend Biotech Corp., ADR(a)	1,410	72,629
Lenovo Group Ltd.(d)	188,000	160,561
Lens Technology Co. Ltd., Class A.	14,100	21,500
Lepu Medical Technology Beijing Co. Ltd., Class A	9,400	30,387
Li Auto Inc., ADR(a)	13,959	307,098
Li Ning Co. Ltd.	61,000	490,226
Lingyi iTech Guangdong Co., Class A(a)	18,800	13,234
Longfor Group Holdings Ltd.(b)	47,000	143,199
LONGi Green Energy Technology Co. Ltd., Class A	9,548	62,786
Lufax Holding Ltd., ADR	17,860	33,220
Luxshare Precision Industry Co. Ltd., Class A	9,902	44,362
Luzhou Laojiao Co. Ltd., Class A	2,800	75,014
Mango Excellent Media Co. Ltd., Class A	4,700	16,959
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	18,853	14,356
Meituan, Class B(a)(b)	108,100	2,330,317
Metallurgical Corp. of China Ltd., Class A	28,200	13,392
Microport Scientific Corp.(a)	18,800	45,178
Muyuan Foods Co. Ltd., Class A	9,878	67,628
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	6,245	15,614
Nanjing Securities Co. Ltd., Class A	9,400	11,466
NARI Technology Co. Ltd., Class A	14,124	53,645
National Silicon Industry Group Co. Ltd., Class A(a)	10,177	28,070
NavInfo Co. Ltd., Class A	9,408	15,909
NetEase Inc	47,075	680,640
New China Life Insurance Co. Ltd., Class A	4,700	19,200
New China Life Insurance Co. Ltd., Class H	14,100	33,098
New Hope Liuhe Co. Ltd., Class A(a)	9,400	18,233
New Oriental Education & Technology Group Inc.(a)	32,930	94,604
Nine Dragons Paper Holdings Ltd.	47,000	37,560
Ninestar Corp., Class A	4,700	36,038
Ningbo Shanshan Co. Ltd.	4,700	12,998
Ningxia Baofeng Energy Group Co. Ltd., Class A	14,100	26,660
NIO Inc., ADR(a)	34,733	443,888
Nongfu Spring Co. Ltd., Class H(b)	47,000	274,315
Offshore Oil Engineering Co. Ltd., Class A	4,724	3,854
OFILM Group Co. Ltd., Class A(a)	14,100	10,280
Orient Overseas International Ltd.(d)	4,000	76,005
Orient Securities Co. Ltd., Class A	18,888	24,095
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	23,500	18,224
People’s Insurance Co. Group of China Ltd. (The), Class A	23,500	18,142

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	141,000	$47,584
Perfect World Co. Ltd., Class A	9,450	18,516
PetroChina Co. Ltd., Class A	23,500	17,566
PetroChina Co. Ltd., Class H	470,000	213,865
Pharmaron Beijing Co. Ltd., Class H(b)	7,750	44,840
PICC Property & Casualty Co. Ltd., Class H	188,322	190,790
Pinduoduo Inc., ADR(a)	12,408	1,017,952
Ping An Bank Co. Ltd., Class A	28,200	52,624
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	14,700	37,368
Ping An Insurance Group Co. of China Ltd., Class A	14,100	90,652
Ping An Insurance Group Co. of China Ltd., Class H	165,000	1,018,710
Poly Developments and Holdings Group Co. Ltd., Class A	14,100	33,308
Pop Mart International Group Ltd.(b)(d)	18,800	42,747
Postal Savings Bank of China Co. Ltd., Class A	42,300	26,941
Postal Savings Bank of China Co. Ltd., Class H(b)	188,000	113,697
Power Construction Corp. of China Ltd., Class A	28,200	30,792
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	9,400	33,737
Rongsheng Petrochemical Co. Ltd., Class A	18,850	33,361
SAIC Motor Corp. Ltd., Class A	14,100	30,571
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	50,304
Sany Heavy Industry Co. Ltd., Class A	14,153	32,136
SDIC Power Holdings Co. Ltd., Class A	18,899	29,595
Sealand Securities Co. Ltd., Class A	14,100	7,026
SF Holding Co. Ltd., Class A	4,700	35,754
Shaanxi Coal Industry Co. Ltd., Class A	18,805	54,144
Shandong Gold Mining Co. Ltd., Class A	9,480	27,645
Shandong Gold Mining Co. Ltd., Class H(b)(d)	23,500	46,276
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,740	32,004
Shandong Nanshan Aluminum Co. Ltd., Class A	51,700	25,865
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	56,400	82,670
Shanghai Baosight Software Co. Ltd., Class B	18,600	56,148
Shanghai Construction Group Co. Ltd., Class A	14,100	5,598
Shanghai Electric Group Co. Ltd., Class A(a)	47,000	28,370
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,700	25,013
Shanghai Fudan Microelectronics Group Co. Ltd.	2,439	26,365
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	28,276	22,733
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	12,951
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	39,186
Shanghai Pudong Development Bank Co. Ltd., Class A	42,300	43,433
Shanghai RAAS Blood Products Co. Ltd., Class A	28,600	22,626
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	9,400	9,748
Shanxi Coking Coal Energy Group Co. Ltd., Class A	14,100	26,679
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,452	25,759
Shanxi Meijin Energy Co. Ltd., Class A	9,400	13,258
Shanxi Securities Co. Ltd., Class A	14,560	11,587
Shanxi Taigang Stainless Steel Co. Ltd., Class A	14,100	9,092
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,360	86,271
Shenghe Resources Holding Co. Ltd., Class A	4,700	9,804
Shengyi Technology Co. Ltd., Class A	9,400	20,249
Shenwan Hongyuan Group Co. Ltd., Class A	61,194	36,077
Shenzhen Energy Group Co. Ltd., Class A	10,820	9,497
Shenzhen Inovance Technology Co. Ltd., Class A	4,797	48,353
Shenzhen International Holdings Ltd.	23,500	21,771
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,200	102,377
Shenzhen Overseas Chinese Town Co. Ltd., Class A	14,100	11,793
Shenzhen Transsion Holding Co. Ltd., Class A	2,100	23,289

Security	Shares	Value

China (continued)
Shenzhou International Group Holdings Ltd.	18,800	$169,728
Shimao Group Holdings Ltd.(a)(c)	28,500	6,621
Sichuan Chuantou Energy Co. Ltd., Class A	14,105	23,951
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	9,400	31,636
Sichuan Road & Bridge Co. Ltd., Class A	14,120	23,551
Sino Biopharmaceutical Ltd.	252,000	149,181
Sinolink Securities Co. Ltd., Class A	18,800	24,266
Sinopec Shanghai Petrochemical Co. Ltd., Class A	18,800	8,828
Sinopharm Group Co. Ltd., Class H	37,600	89,203
Smoore International Holdings Ltd.(b)(d)	47,000	73,629
Songcheng Performance Development Co. Ltd., Class A	9,580	19,592
SooChow Securities Co. Ltd., Class A	18,852	18,607
Sunac China Holdings Ltd.(a)(c)	114,000	23,543
Sunny Optical Technology Group Co. Ltd.	18,900	225,002
Sunwoda Electronic Co. Ltd., Class A	3,000	10,511
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,700	17,443
TAL Education Group, ADR(a)	8,601	51,348
TBEA Co. Ltd., Class A	9,400	28,993
TCL Technology Group Corp., Class A	23,500	13,537
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	4,700	28,078
Tencent Holdings Ltd.	154,600	5,846,399
Tencent Music Entertainment Group, ADR(a)	15,604	109,384
Tianma Microelectronics Co. Ltd., Class A	14,100	18,457
Tianshui Huatian Technology Co. Ltd., Class A	23,700	29,928
Tingyi Cayman Islands Holding Corp.	64,000	104,675
Tongcheng Travel Holdings Ltd.(a)	37,600	81,867
TongFu Microelectronics Co. Ltd., Class A(a)	4,700	11,706
Tongling Nonferrous Metals Group Co. Ltd., Class A	51,700	21,783
Tongwei Co. Ltd., Class A	9,495	58,796
Topsports International Holdings Ltd.(b)	47,000	30,181
TravelSky Technology Ltd., Class H	30,000	60,953
Trina Solar Co. Ltd.	4,300	39,788
Trip.com Group Ltd., ADR(a)	13,630	435,478
Tsingtao Brewery Co. Ltd., Class H	16,000	151,465
Uni-President China Holdings Ltd.	47,000	41,255
Unisplendour Corp. Ltd., Class A	7,180	19,436
Vipshop Holdings Ltd., ADR(a)	11,045	123,152
Walvax Biotechnology Co. Ltd., Class A	4,700	28,541
Wanhua Chemical Group Co. Ltd., Class A	5,400	68,971
Want Want China Holdings Ltd.	94,000	63,807
Weibo Corp., ADR(a)	1,363	21,726
Weichai Power Co. Ltd., Class A	11,400	17,513
Weichai Power Co. Ltd., Class H	47,100	62,667
Wens Foodstuffs Group Co. Ltd., Class A	14,140	36,186
Western Securities Co. Ltd., Class A	14,100	12,898
Will Semiconductor Co. Ltd. Shanghai, Class A	3,375	39,404
Wingtech Technology Co. Ltd., Class A	3,000	23,728
Wuhan Guide Infrared Co. Ltd., Class A	16,380	27,380
Wuliangye Yibin Co. Ltd., Class A	6,100	137,575
WUS Printed Circuit Kunshan Co. Ltd., Class A	14,160	25,806
WuXi AppTec Co. Ltd., Class A	4,728	53,165
WuXi AppTec Co. Ltd., Class H(b)	9,487	95,661
Wuxi Biologics Cayman Inc., New(a)(b)	94,000	616,051
XCMG Construction Machinery Co. Ltd., Class A	33,100	24,918
Xiamen C & D Inc., Class A	9,400	20,894
Xiaomi Corp., Class B(a)(b)	385,400	522,201
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	10,853	17,905

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	22,234	$24,098
Xinyi Solar Holdings Ltd.	136,000	159,579
XPeng Inc., ADR(a)	10,763	116,348
Xtep International Holdings Ltd.	47,000	54,023
Yankuang Energy Group Co. Ltd., Class H	58,000	194,747
Yihai International Holding Ltd.	19,000	59,781
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,700	27,708
Yonyou Network Technology Co. Ltd., Class A	9,230	30,265
Youngor Group Co. Ltd., Class A	4,700	4,318
Yuexiu Property Co. Ltd.	47,400	60,160
Yum China Holdings Inc.(d)	10,669	588,075
Yunda Holding Co. Ltd., Class A	6,830	11,988
Yunnan Baiyao Group Co. Ltd., Class A.	4,708	37,986
Yunnan Energy New Material Co. Ltd., Class A	1,700	30,387
Zai Lab Ltd., ADR(a)	2,303	88,804
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,400	51,008
Zhaojin Mining Industry Co. Ltd., Class H(a)	23,500	26,024
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	14,100	7,937
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	19,330
Zhejiang Dahua Technology Co. Ltd., Class A	9,400	15,997
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,700	41,694
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	4,700	43,022
Zhejiang Juhua Co. Ltd., Class A	9,400	22,596
Zhejiang NHU Co. Ltd., Class A	9,243	26,025
Zheshang Securities Co. Ltd., Class A	9,400	14,378
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	18,800	49,246
Zhongsheng Group Holdings Ltd.(d)	23,500	121,232
Zhongtai Securities Co. Ltd.	18,800	18,450
Zhuzhou CRRC Times Electric Co. Ltd.	14,100	65,512
Zijin Mining Group Co. Ltd., Class A	18,800	26,541
Zijin Mining Group Co. Ltd., Class H(d)	157,000	208,380
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	23,600	19,674
ZTE Corp., Class A	4,700	16,539
ZTE Corp., Class H	18,848	41,292
ZTO Express Cayman Inc., ADR	10,810	271,007
		49,088,382
Hong Kong — 0.1%
Chow Tai Fook Jewellery Group Ltd.	47,000	82,195

India — 29.1%
ABB India Ltd.	1,034	38,100
ACC Ltd.	2,021	63,863
Adani Enterprises Ltd.	6,786	328,217
Adani Green Energy Ltd.(a)	7,896	207,057
Adani Ports & Special Economic Zone Ltd.	12,831	139,607
Adani Power Ltd.(a)	19,364	79,526
Adani Total Gas Ltd.	7,003	315,247
Adani Transmission Ltd.(a)	7,003	252,409
Ambuja Cements Ltd.	15,369	108,312
Apollo Hospitals Enterprise Ltd.	2,538	148,091
Asian Paints Ltd.	9,165	357,741
AU Small Finance Bank Ltd.(b)	3,807	30,166
Aurobindo Pharma Ltd.	6,486	37,472
Avenue Supermarts Ltd.(a)(b)	4,230	210,491
Axis Bank Ltd.	55,638	618,484
Bajaj Auto Ltd.	1,645	75,888
Bajaj Finance Ltd.	6,862	570,418

Security	Shares	Value

India (continued)
Bajaj Finserv Ltd.	9,310	$187,594
Bajaj Holdings & Investment Ltd.	470	36,331
Balkrishna Industries Ltd.	1,764	44,429
Bandhan Bank Ltd.(a)(b)	20,805	61,126
Berger Paints India Ltd.	8,502	65,126
Bharat Electronics Ltd.	97,479	126,599
Bharat Forge Ltd.	6,139	65,106
Bharat Petroleum Corp. Ltd.	16,732	70,329
Bharti Airtel Ltd.	55,131	576,134
Biocon Ltd.	11,327	39,462
Britannia Industries Ltd.	2,397	128,670
Cholamandalam Investment and Finance Co. Ltd.	10,947	96,616
Cipla Ltd.	11,750	165,307
Coal India Ltd.	37,271	105,026
Colgate-Palmolive India Ltd.	2,773	55,616
Container Corp. of India Ltd.	6,298	60,052
Dabur India Ltd.	13,724	99,546
Divi’s Laboratories Ltd.	3,290	138,244
DLF Ltd.	16,638	82,753
Dr. Reddy’s Laboratories Ltd.	3,021	167,067
Eicher Motors Ltd.	3,478	149,169
GAIL India Ltd.	52,678	61,753
Godrej Consumer Products Ltd.(a)	9,306	101,156
Godrej Properties Ltd.(a)	3,290	53,168
Grasim Industries Ltd.	6,674	144,475
Havells India Ltd.	6,815	105,339
HCL Technologies Ltd.	26,179	363,380
HDFC Life Insurance Co. Ltd.(b)	23,876	173,711
Hero MotoCorp Ltd.	2,538	89,277
Hindalco Industries Ltd.	36,566	205,138
Hindustan Petroleum Corp. Ltd.	19,364	57,147
Hindustan Unilever Ltd.	20,727	684,758
Housing Development Finance Corp. Ltd.	42,347	1,407,613
ICICI Bank Ltd.	128,780	1,508,865
ICICI Lombard General Insurance Co. Ltd.(b)	6,753	100,840
ICICI Prudential Life Insurance Co. Ltd.(b)	4,777	28,021
Indian Hotels Co. Ltd. (The)	20,821	82,237
Indian Oil Corp. Ltd.	24,816	23,482
Indian Railway Catering & Tourism Corp. Ltd.	7,755	70,408
Indraprastha Gas Ltd.	10,293	56,013
Indus Towers Ltd.	18,377	45,372
Info Edge India Ltd.	1,786	88,531
Infosys Ltd.	83,613	1,699,510
InterGlobe Aviation Ltd.(a)(b)	2,444	58,297
ITC Ltd.	74,260	311,085
Jindal Steel & Power Ltd.	10,246	68,105
JSW Steel Ltd.	17,014	156,265
Jubilant Foodworks Ltd.	9,870	66,841
Kotak Mahindra Bank Ltd.	13,959	334,757
Larsen & Toubro Infotech Ltd.(b)	1,460	87,819
Larsen & Toubro Infotech Ltd., NVS	1,057	62,804
Larsen & Toubro Ltd.	16,826	430,035
Lupin Ltd.	3,901	36,789
Mahindra & Mahindra Ltd.	21,244	341,750
Marico Ltd.	12,314	76,866
Maruti Suzuki India Ltd.	2,961	327,399
Mphasis Ltd.	1,833	45,939
MRF Ltd.	47	54,221
Muthoot Finance Ltd.	3,525	46,976
Nestle India Ltd.	846	210,072

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
NTPC Ltd.	81,075	$171,785
Oil & Natural Gas Corp. Ltd.	53,862	94,375
Page Industries Ltd.	141	82,395
Petronet LNG Ltd.	16,920	44,377
PI Industries Ltd.	2,256	97,369
Pidilite Industries Ltd.	4,136	140,030
Power Grid Corp. of India Ltd.	73,931	203,984
Reliance Industries Ltd.	74,824	2,516,892
Samvardhana Motherson International Ltd.	50,760	47,005
SBI Cards & Payment Services Ltd.	5,029	51,163
SBI Life Insurance Co. Ltd.(b)	10,857	171,274
Shree Cement Ltd.	282	83,047
Shriram Transport Finance Co. Ltd.	5,546	92,313
Siemens Ltd.	1,974	67,517
SRF Ltd.	4,230	123,539
State Bank of India	45,120	335,365
Sun Pharmaceutical Industries Ltd.	24,158	311,520
Tata Consultancy Services Ltd.	22,513	945,444
Tata Consumer Products Ltd.	11,515	115,994
Tata Elxsi Ltd.	846	73,758
Tata Motors Ltd.(a)	41,313	225,236
Tata Power Co. Ltd. (The)	38,540	107,072
Tata Steel Ltd.	178,600	239,065
Tech Mahindra Ltd.	13,818	184,399
Titan Co. Ltd.	9,118	299,247
Torrent Pharmaceuticals Ltd.	2,632	53,770
Trent Ltd.	5,029	91,381
Tube Investments of India Ltd.	2,687	91,441
TVS Motor Co. Ltd.	5,066	65,204
UltraTech Cement Ltd.	2,538	221,192
United Spirits Ltd.(a)	7,708	88,687
UPL Ltd.	13,113	127,760
Varun Beverages Ltd.	4,233	64,961
Vedanta Ltd.	20,304	76,758
Wipro Ltd.	33,464	169,519
Yes Bank Ltd.(a)	296,335	62,646
Zomato Ltd.(a)	67,774	55,199
		23,960,288
Russia — 0.0%
Alrosa PJSC(c)	83,790	14
Gazprom PJSC(c)	376,774	62
Inter RAO UES PJSC(c)	1,065,900	175
LUKOIL PJSC(c)	12,996	2
Magnit PJSC(c)	2,131	—
Magnit PJSC, GDR(c)	4	—
MMC Norilsk Nickel PJSC(c)	1,995	—
Mobile TeleSystems PJSC(c)	16,644	3
Moscow Exchange MICEX-RTS PJSC(a)(c)	41,040	7
Novatek PJSC(c)	29,170	5
Novolipetsk Steel PJSC(c)	41,610	7
Ozon Holdings PLC, GDR(a)(c)	1,881	—
PhosAgro PJSC(c)	1,464	—
PhosAgro PJSC, GDR(c)(e)	1	—
PhosAgro PJSC, New(c)	28	—
Polymetal International PLC(a)(c)	10,488	2
Polyus PJSC(a)(c)	1,083	—
Rosneft Oil Co. PJSC(c)	37,278	6
Sberbank of Russia PJSC(a)(c)	331,170	54
Severstal PAO(c)	6,669	1
Surgutneftegas PJSC(c)	182,410	30

Security	Shares	Value

Russia (continued)
Tatneft PJSC(c)	41,097	$7
TCS Group Holding PLC, GDR(a)(c)(e)	3,884	1
United Co. RUSAL International PJSC(a)(c)	95,760	16
VK Co. Ltd.(a)(c)	4,446	1
VTB Bank PJSC(a)(c)	153,340,001	25
X5 Retail Group NV, GDR(c)	2,622	—
Yandex NV(a)(c)	9,690	1
		419
Total Common Stocks — 96.6%
(Cost: $103,371,580)		79,566,577

Preferred Stocks

Brazil — 2.6%
Banco Bradesco SA, Preference Shares, NVS	139,441	418,644
Braskem SA, Class A, Preference Shares, NVS	5,217	28,290
Centrais Eletricas Brasileiras SA, Class B, Preference
Shares, NVS	5,170	48,897
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	35,602	78,759
Gerdau SA, Preference Shares, NVS	28,905	175,847
Itau Unibanco Holding SA, Preference Shares, NVS	118,722	594,828
Itausa SA, Preference Shares, NVS	121,389	207,721
Petroleo Brasileiro SA, Preference Shares, NVS	119,239	612,584
		2,165,570

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	193,800	32

Total Preferred Stocks — 2.6%
(Cost: $1,711,358)		2,165,602

Rights

Switzerland — 0.0%
Kangmei Pharmaceutical Co. Ltd.	2,454	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.2%
(Cost: $105,082,938)		81,732,179

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(f)(g)(h)	1,709,166	1,709,337

Total Short-Term Securities — 2.1%
(Cost: $1,708,508)		1,709,337

Total Investments — 101.3%
(Cost: $106,791,446)		83,441,516

Liabilities in Excess of Other Assets — (1.3)%		(1,095,846)

Net Assets — 100.0%		$82,345,670

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2022

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,973,504	$—	$(263,638	)(a)	$(386)	$(143)	$1,709,337	1,709,166	$2,950	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	160,000	—	(160,000	)(a)	—	—	—	—	2,340		—
					$(386)	$(143)	$1,709,337		$5,290		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	7	12/16/22	$164	$15,588
MSCI Emerging Markets Index	6	12/16/22	295	15,460
				$31,048

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,504,863	$68,015,459	$46,255	$79,566,577
Preferred Stocks	2,165,570	—	32	2,165,602
Rights	—	—	—	—
Money Market Funds	1,709,337	—	—	1,709,337
	$15,379,770	$68,015,459	$46,287	$83,441,516
Derivative financial instruments(a)
Assets
Futures Contracts	$15,460	$15,588	$—	$31,048

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company